Note 2 - Allowance For Loan Losses: Allowance for Credit Losses on Financing Receivables (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Details
Loans and Leases Receivable, Allowance, Beginning Balance	$ 43,000,000	$ 42,500,000
Provision for Loan, Lease, and Other Losses	10,542,569	8,200,608
Financing Receivable, Allowance for Credit Loss, Writeoff	(14,199,882)	(12,149,119)
Financing Receivable, Allowance for Credit Loss, Recovery	4,157,313	3,948,511
Loans and Leases Receivable, Allowance, Ending Balance	43,500,000	42,500,000
Loans and Leases Receivable, Allowance, collectively evaluated for impairment	43,500,000	42,500,000
Impaired Financing Receivable, Related Allowance	723,236,417	594,921,292
Financing Receivable, Collectively Evaluated for Impairment	$ 723,236,417	$ 594,921,292